Income Taxes - Details of Deferred Tax Liability, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax asset:
Allowance for loan losses	$ 7,613	$ 9,742
Impairments realized on investment securities	490	490
Fixed assets	3,002	4,720
Net operating loss carry forwards	111,335	111,593
Unrealized loss on investment securities	1,210	95
Alternative minimum tax credits	2,078	2,010
Other	6,270	6,603
Total deferred tax asset before valuation allowance	131,998	135,253
Less: valuation allowance	(128,793)	(132,646)
Deferred tax liability:
Goodwill amortization	2,734	1,610
Deferred loan costs	1,700	2,211
Other	295	300
Total deferred tax liability	4,729	4,121
Net deferred tax liability	$ (1,524)	$ (1,514)